UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from February 1, 2018 to February 28, 2018

Commission File Number of issuing entity: 333-206684-07

Central Index Key Number of issuing entity: 0001726794

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2018-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206684

Central Index Key Number of depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Jason Micheletto, Phone: 214-797-3037

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Central Index Key Number of sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

1601 Elm Street

Suite 800

Dallas, Texas 75201

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

35-7177752

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

Item 1A. Asset-Level Information

The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on March 15, 2018 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference. The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

The “Reporting Period Interest Rate” for certain receivables reported in Item 3(f)(7) on Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on January 19, 2018 (the “January Form ABS-EE”) was reported as 0.00%. However, the “Reporting Period Interest Rate” for each such receivable should have been reported as the same rate reflected in Item 3(f)(8) (Next Interest Rate) on Exhibit 102 to the January Form ABS-EE. The “Reporting Period Interest Rate” for such receivable is correctly reported in Item 3(f)(7) to the February Form ABS-EE.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Wells Fargo, as the indenture trustee, has provided the following information for inclusion in this Form 10-D:

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee’s alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so choose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). In September 2017, Royal Park Investments SA/NV (“Royal Park”), one of the plaintiffs in the District Court cases against Wells Fargo Bank, filed a putative class action complaint relating to two trusts seeking declaratory and injunctive relief and money damages based on Wells Fargo Bank’s indemnification from trust funds for legal fees and expenses Wells Fargo Bank incurs or has incurred in defending the District Court case filed by Royal Park. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs’ claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities

On February 8, 2018, Santander Consumer USA Inc. (“Santander Consumer”) sold all of the Class E Notes to third party purchasers.

As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and the EU Retention Rules.

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1	Monthly Servicer’s Certificate dated March 7, 2018

Exhibit 102	Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity on March 15, 2018)

Exhibit 103	Asset Related Document (Additional Explanatory Narrative) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity on March 15, 2018)

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: March 15, 2018

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2018-1
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

	By:	/s/ Jason Micheletto
Name: Jason Micheletto
Title: Vice President, Corporate Treasury Reporting

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